Commitments and Contingencies (Details Narrative) - USD ($)					9 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 18, 2021	Nov. 16, 2021	Sep. 07, 2021	Sep. 30, 2022	Dec. 31, 2022
Other Commitments [Line Items]
Number of shares issued in transaction				2,862,500
Proceeds from issuance initial public offering	$ 111,444,250
Underwriters Agreement [Member] | Underwritting Discount [Member]
Other Commitments [Line Items]
Percentage of underwriting discount					2.00%	2.00%
Proceeds from issuance initial public offering					$ 2,300,000	$ 2,300,000
Underwriters Agreement [Member] | Underwritting Deferred Fee [Member]
Other Commitments [Line Items]
Proceeds from issuance initial public offering					$ 4,025,000	$ 4,025,000
Percentage of gross offering proceeds payable					3.50%	3.50%
Over-Allotment Option [Member]
Other Commitments [Line Items]
Number of shares issued in transaction		1,500,000	1,500,000